FAIR VALUE MEASUREMENT (Tables) - Jun. 30, 2015	Total	Total
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value

	Estimated fair value*
	June 30,	December 31,
	2015	2014

	U.S. $ in millions

Senior notes included under long-term liabilities	$(8,435)	$(7,776)
Senior notes and convertible senior debentures included under short-term liabilities	(739)	(1,731)

Fair value at the end of the period	$(9,174)	$(9,507)

* The fair value was estimated based on quoted market prices, where available.

Investment in securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

June 30, 2015	$1,783	$1,758	$40	$15
December 31, 2014	259	266	19	26

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	June 30,	December 31,
	2015	2014

	U.S. $ in millions
Fair value at the beginning of the period	$(616)	$(347)
Amount realized	-	(5)
Contingent consideration resulting from:
Eagle transaction	(128)	-
Changes in contingent consideration:
Cephalon acquisition	(2)	(35)
MicroDose acquisition	(8)	140
Sale of animal health unit	-	(5)
NuPathe acquisition	(3)	(112)
Labrys acquisition	54	(252)
Eagle transaction	(2)

Fair value at the end of the period	$(705)	$(616)

	June 30, 2015
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$3	$-	$-	$3
Cash deposits and other	1,065	-	-	1,065
Investment in securities:
Auction rate securities	-	-	13	13
Equity securities	1,659	-	-	1,659
Structured investment vehicles	-	100	-	100
Other	8	-	1	9
Derivatives:
Asset derivatives - options and forward contracts	-	39	-	39
Asset derivatives - cross-currency swaps	-	62	-	62
Liabilities derivatives - options and forward contracts	-	(15)	-	(15)
Liabilities derivatives - interest rate swaps	-	(29)	-	(29)
Contingent consideration *	-	-	(719)	(719)

Total	$2,735	$157	$(705)	$2,187

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$10	$-	$-	$10
Cash deposits and other	2,216	-	-	2,216
Escrow fund	125	-	-	125
Investment in securities:
Auction rate securities	-	-	13	13
Equity securities	66	-	-	66
Structured investment vehicles	-	96	-	96
Other, mainly debt securities	73	-	1	74
Derivatives:
Asset derivatives - options and forward contracts	-	82	-	82
Asset derivatives - cross-currency swaps	-	20	-	20
Liability derivatives - options and forward contracts	-	(54)	-	(54)
Liability derivatives - interest rate swaps	-	(43)	-	(43)
Contingent consideration *	-	-	(630)	(630)

Total	$2,490	$101	$(616)	$1,975